DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate fair values of the partnership’s derivative financial instrument positions as at June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024		December 31, 2023
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$90	$(190)	$75	$(291)
Cross currency swaps	52	(44)	12	(58)
Interest rate derivatives	313	(83)	248	(123)
Commodities contracts	75	(12)	75	(36)
Total	$530	$(329)	$410	$(508)
Total current	$122	$(134)	$120	$(139)
Total non-current	$408	$(195)	$290	$(369)